INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Current Taxes					$ (77,470)	$ (48,267)
Deferred Taxes					0	0
Income Taxes Expense (Benefit)	$ 30	$ 0	$ (71,970)	$ (79,302)	$ (77,470)	$ (48,267)